Income Taxes - Sources and Movement in Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ 1,621	$ 1,312
Recognized in net income	279	318
Recognized in OCI	(18)	(57)
Other	59	48
Balance at end of year	1,941	1,621
Balance at beginning of year	(849)	(705)
Recognized in net income	(22)	(74)
Recognized in OCI	(95)	(67)
Other	5	(3)
Balance at end of year	(961)	(849)
Balance at beginning of year, Net deferred tax assets	772	607
Recognized in net income	257	244
Recognized in OCI	(113)	(124)
Other	64	45
Balance at end of year, Net deferred tax assets	980	772
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	440	401
Recognized in net income	2	38
Other	2	1
Balance at end of year	444	440
Deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	728	427
Recognized in net income	196	255
Other	57	46
Balance at end of year	981	728
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	8	91
Recognized in net income	10	(19)
Recognized in OCI	(15)	(59)
Other	(3)	(5)
Balance at end of year		8
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	248	235
Recognized in net income	49	13
Other	(9)
Balance at end of year	288	248
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	197	158
Recognized in net income	22	31
Recognized in OCI	(3)	2
Other	12	6
Balance at end of year	228	197
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(402)	(392)
Recognized in net income	20	(10)
Balance at end of year	(382)	(402)
Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(90)	(67)
Recognized in net income	6	(22)
Other		(1)
Balance at end of year	(84)	(90)
Pension and employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(218)	(132)
Recognized in net income	(6)	(19)
Recognized in OCI	(66)	(68)
Other	(1)	1
Balance at end of year	(291)	(218)
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(93)	(91)
Recognized in net income	(1)	(1)
Other		(1)
Balance at end of year	(94)	(93)
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(12)	(13)
Recognized in net income	(1)
Recognized in OCI	(33)
Other	4	1
Balance at end of year	(42)	(12)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(34)	(10)
Recognized in net income	(40)	(22)
Recognized in OCI	4	1
Other	2	(3)
Balance at end of year	$ (68)	$ (34)